Accrued expenses	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses
Accrued expenses
The following table sets forth the components of our accrued expenses as of December 31, 2019 and 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Scorpio MR Pool Limited	$1,361	$—
Scorpio LR1 Tanker Pool Limited	874	—
Scorpio LR2 Pool Limited	794	—
Accrued expenses to a related party port agent	302	398
Scorpio Handymax Tanker Pool Limited	229	—
Scorpio Ship Management S.A.M. (SSM)	213	287
Accrued expenses to related parties	3,773	685

Suppliers	22,170	9,147
Accrued short-term employee benefits	9,728	2,430
Accrued interest	5,739	9,202
Other accrued expenses	42	1,508
	$41,452	$22,972